Debt Arrangements	9 Months Ended
Mar. 31, 2023
Debt Arrangements [Abstract]
Debt Arrangements

7. Debt Arrangements

The Company’s outstanding debt, net of debt discounts, consists of the following:

	As of March 31, 2023	As of June 30, 2022
Convertible promissory notes	$—	$89,663
Term loans	53,979	25,443
PPP Loan	—	2,000
Total debt	53,979	117,106
Less: debt, current	(53,979)	(115,106)
Total debt, noncurrent	$—	$2,000

Credit Agreement

On September 21, 2022, in connection with the consummation of the Merger, the Company entered into a Credit Agreement (the “Credit Agreement”) with the subsidiary guarantors party thereto, Metropolitan Partners Group Administration, LLC, as administrative, payment and collateral agent (the “Agent”), the lenders (“Lenders”) and other parties party thereto, pursuant to which the Lenders extended term loans having an aggregate original principal amount of $55.0 million (the “Term Loans”). In March 2023, the Company entered into a First Amendment to Credit Agreement (the “First Amendment”) in which the parties amended certain covenants and payment provisions of the existing Credit Agreement. In connection with the First Amendment, the Company entered into the Amended and Restated Fee Letter (the “Fee Letter”) with Metropolitan, pursuant to which Presto paid an amendment fee equal to $0.2 million and granted warrants to purchase 400,000 shares of Presto common stock with an exercise price of $0.01 per share, to Metropolitan Levered Partners Fund VII, LP, Metropolitan Partners Fund VII, LP, Metropolitan Offshore Partners Fund VII, LP and CEOF Holdings LP (the “Metropolitan Entities”). The Company recorded additional debt discount of $0.8 million which represents the fees paid plus the fair value of the warrants and recorded the warrants as liabilities.

The Term Loans were borrowed in full on September 21, 2022. Amounts outstanding under the Credit Agreement will incur interest at the rate of 15% per annum. During the first 18 months following the closing date, the Company may elect to pay a portion of the accrued and unpaid interest by capitalizing the amount of such interest on a monthly basis and adding the same to the principal balance of the Term Loans, after which such capitalized interest shall accrue interest at the interest rate and otherwise constitute principal under the Term Loan (“PIK Interest”). With respect to interest accruing during the first nine months after the closing date, the Company may elect for 100% of the interest payment to be capitalized as PIK Interest on a monthly basis. With respect to interest accruing after the nine month anniversary of the closing date, but before the 18 month anniversary of the closing date, the Company may elect for 50% of the interest payment to be capitalized as PIK Interest on a monthly basis. The Term Loans mature on March 21, 2025.

The Term Loans may be prepaid by the Company; however, any voluntary or mandatory prepayment made prior to the 18 month anniversary of the closing date must be accompanied by payment of a make whole premium equal to the interest and fees that would have accrued on the aggregate principal amount of the Term Loans (including any interest that could have been capitalized as PIK Interest during such period) from the date of payment through the 18 month anniversary of the closing date. The Term Loans may not be reborrowed once repaid. The Company is required to pay the Agent certain upfront fees and administrative fees in connection with the Term Loans. The Company’s obligations under the Credit Agreement are secured by substantially all of the Company’s assets.

The Company must comply with certain financial covenants as set forth in the Credit Agreement, including a minimum cash covenant and maximum net leverage ratio of 1.20 to 1.00. The minimum cash covenant requires us to maintain cash in a separate account in an amount equal to the prior six months of operating expenses plus $1.1 million. The Company was unable to comply with these financial covenants and, as noted below, have obtained a waiver. The Credit Agreement also contains customary affirmative and restrictive covenants, including covenants regarding the incurrence of additional indebtedness or liens, investments, transactions with affiliates, delivery of financial statements, payment of taxes, maintenance of insurance, dispositions of property, mergers or acquisitions, among other customary covenants. The Company is also restricted from paying dividends or making other distributions or payments on its capital stock, subject to limited exceptions. The Credit Agreement also includes customary representations and warranties, events of default and termination provisions, upon which the Term Loans may be accelerated and the interest rate applicable to any outstanding payment obligations will increase by 5%. On March 31, 2023, the Company obtained a waiver, pursuant to the First Amendment noted above, of the minimum cash covenant for February 28, 2023 and March 31, 2023, the net leverage ratio for the period from February 28, 2023 through May 31, 2023 and any default occurring from the separation of the Company’s chief executive officer from the Board of Directors in March 2023. The Company is seeking a further waiver in conjunction with its efforts to raise additional financing. The Company is in compliance with all other applicable covenants. However, since the Company cannot be certain it will be in compliance with all covenants in the next twelve months if additional financing is not secured, the Company has classified the balance of the Credit Agreement as current on the condensed consolidated balance sheet as of March 31, 2023.

In conjunction with the Credit Agreement, the Company issued 1,500,000 warrants to purchase common stock to the Lenders. Such warrants were determined to be equity classified and the Company recorded the value associated with such warrants of $2.1 million within additional paid in capital, with an offsetting debt discount being recorded. Refer to Note 10 for further details on the aforementioned warrants.

As a condition to entering into the Credit Agreement, the Sponsors agreed to transfer 600,000 Presto Automation Inc. shares to the Lender to the Credit Agreement. The share transfer by the Sponsor to the Lenders to the Credit Agreement was such that the substance of the transaction was that the Sponsors made a capital contribution to the Company, and the Company then made a share-based payment to the Lenders as an incentive for the Lenders to enter into the Credit Agreement. Accordingly, the Company recorded the transaction as debt issuance costs discount of $2.8 million in condensed consolidated balance sheet with an offsetting increase to additional paid-in capital for the contribution.

The Company incurred other debt issuance costs associated with professional services and fees paid to the lender of $1.0 million in conjunction with the signing of the Credit Agreement which were recorded as a debt discount.

During the three and nine months ended March 31, 2023, the Company recorded PIK interest expense amounts of $2.2 million and $4.6 million, respectively, which has been reflected as an increase to the outstanding debt balance. Further, during the three and nine months ended March 31, 2023 the Company recorded interest expense associated with the amortization of debt discounts of $0.6 million and $1.2 million, respectively. Accordingly, as at March 31, 2023, the term loans, noncurrent balance of $54.0 million reflects $55.0 million of principal and $4.6 million of PIK interest accrual, reduced by $5.5 million of unamortized debt issuance costs. The Company had no outstanding amounts related to the Credit Agreement as of June 30, 2022.

Convertible Promissory Notes

As of June 30, 2022, the Company had $89.7 million of convertible notes outstanding to various investors, all of which were accounted for under the fair value option. In conjunction with the Merger all convertible promissory notes converted into shares of common stock. Further on the date of the Merger, certain convertible notes which were together with warrants also had the related warrants converted into shares of common stock. As a consequence of the note and warrant conversion, 8,147,938 shares of common stock were issued. Immediately prior to conversion, the convertible promissory notes were remeasured to the then fair value of $41.4 million, resulting in a gain on remeasurement of $48.3 million which was recorded within change in fair value of warrants and convertible promissory notes on the condensed consolidated statement of operations and comprehensive income (loss) for the nine months ended March 31, 2023. As a consequence of the conversion, $41.4 million was reclassified into additional paid-in capital. Accordingly, there were no remeasurement effects related to the convertible promissory notes, as such notes were longer outstanding during three month period ended March 31, 2023.

During the nine months ended March 31, 2022 the Company issued the July 2021 notes for $0.5 million of convertible promissory notes and issued the February 2022 notes for $25.7 million and repaid the June 2021 notes for $20.0 million with the February 2022 notes. During the three and nine months ended March 31, 2022, the Company recorded a gain on remeasurement of $19.2 million and loss of $10.6 million, respectively, on all outstanding convertible promissory notes, which were recorded within change in fair value of warrants and convertible promissory notes on the condensed consolidated statement of operations and comprehensive income (loss).

Term Loans

Horizon Term Loan

On March 4, 2021, the Company entered into a loan agreement (the “Horizon Loan”) with Horizon Technology Finance Corporation, which provided the Company with $15.0 million, bears interest at prime rate plus 6.5% per annum, and has a term of 54 months from each loan funding date. The Horizon Loan payment terms require repayment of accrued interest only on the outstanding principal amount over the first 24 payment dates and an equal payment of principal plus accrued interest on the next 30 payment dates identified in the notes applicable to the loan. The Company pledged certain assets against the Horizon Loan. The Horizon Loan contains financial covenants that require the maintenance of an unrestricted cash plus accounts receivable balance and achievement of quarterly bookings targets. On March 11, 2022, the Company amended the Horizon Loan to shorten the total term to 24 months.

In connection with the entry into the Credit Agreement (described above), on September 21, 2022 the Company repaid the Horizon Loan making a cash disbursement of $17.0 million, of which $15.0 million was repayment of principal and $0.6 million was payment of interest expense and accrued interest. Further on the date of the Merger, $1.7 million was recorded as a loss on extinguishment of debt and financial obligations on the condensed consolidated statement of operations and comprehensive income (loss) for the nine months ended March 31, 2023.

Lago Term Loans

On March 11, 2022, the Company entered into a loan agreement (the “Lago Loan”) with Lago Innovation Fund I & II, LLC, which provided the Company with $12.6 million, bears interest at the greater of 12% plus the greater of 1% or 30 day LIBOR, bears 2% payable in kind interest, and matures on April 1, 2023. The Company pledged certain assets against the Lago Loan. The Lago Loan payment terms require repayment of accrued interest only on the outstanding principal over the first 12 payment dates and payment of principal plus remaining accrued interest on the last payment date identified in the notes applicable to the loan. The Company may prepay at any time for a fee, dependent on the time of prepayment. The Lago Loan contains financial covenants that require the maintenance of unrestricted cash plus accounts receivable balance and achievement of quarterly bookings targets. The Company issued 205,602 warrants to purchase common stock with the Lago Loan. Refer to Note 10 for further details.

On August 4, 2022, the Company amended the Lago Loan which provided the Company with $5.3 million. Further, as part of the amendment to the Lago Loan, the Company issued an additional 169,310 warrants to purchase common stock with the additional tranche. The Company determined that the amendment with the lender should be accounted for as an extinguishment and recorded as a loss on extinguishment of debt and financial obligations of $6.0 million on its condensed consolidated statement of operations and comprehensive income (loss) for the nine months ended March 31, 2023.

In connection with the entry into the Credit Agreement (described above) on September 21, 2022, the Company repaid all outstanding loans by making a cash disbursement of $22.4 million, of which $17.9 million was repayment of principal and $0.1 million was payment of payable in kind interest. Further $4.4 million of cash was paid related to prepayment and other penalties.

Paycheck Protection Program Loans

In April 2020, we obtained a Paycheck Protection Program (“PPP”) loan for $2.6 million through the U.S. Small Business Administration. In March 2021, a second PPP loan was obtained in the amount of $2.0 million, for a total of $4.6 million received in PPP loans. The loans were to be fully forgiven if the funds received were used for payroll costs, interest on mortgages, rent, and utilities, with at least 60% being used for payroll. The Company utilized the funds for these purposes and applied for loan forgiveness of the PPP funds. The Company’s accounting policy provides that if the loans are forgiven, the forgiven loan balance will be recognized as income in the period of forgiveness. During the nine months ended March 31, 2022, the Company received forgiveness of the first PPP loan of $2.6 million and recognized income on forgiveness within other income, net. During the nine months ended March 31, 2023, the Company received forgiveness of the second PPP loan of $2.0 million and recognized income on forgiveness within other income, net.

Future principal payments on debt for the Company’s fiscal years were as follows:

As of March 31, 2023
2023 (remaining)	$—
2024	—
2025	55,000
Total future payments on debt obligations	$55,000